Deposits (Schedule of Maturities of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Deposits $100,000 or More [Member]
2015	$ 15,914
2016	4,767
2017	2,170
2018	1,180
2019	2,321
Later	1,353
Time deposits, $100,000 or more	27,705
Time Deposits Less Than $100,000 [Member]
2015	61,573
2016	20,319
2017	10,353
2018	7,585
2019	8,705
Later	3,842
Time deposits, other	112,377
Certificates of Deposit [Member]
2015	77,487
2016	25,086
2017	12,523
2018	8,765
2019	11,026
Later	5,195
Total time deposits	$ 140,082